Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024